Fees Summary	Feb. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,204,761,888.00
Previously Paid Amount	13,810.00
Total Fee Amount	166,377.62
Total Offset Amount	0.00
Net Fee	$ 152,567.62